Commitments and Contingencies (Details) ¥ in Millions			1 Months Ended		12 Months Ended
	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 29, 2024 USD ($)	Apr. 29, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)
Commitment [Line Items]
Total consideration	$ 21,900,000	¥ 151.4	$ 18,100,000	¥ 125.0
Deposit									$ 2,200,000	¥ 15.0
Annual interest	7.00%	7.00%			7.00%	7.00%
Interest expense					$ 5,200,000	¥ 37.0			1,100,000	7.8
Facilities and infrastructure consideration																$ 12,400,000	¥ 85.2
Total paid					17,200,000	122.2	$ 15,900,000	¥ 109.6
Prepayment for purchase							3,500,000	24.4
Remaining payments							$ 6,000,000	¥ 41.8
Percentage of proceeds							30.00%	30.00%
Payment							$ 6,000,000	¥ 41.8
Real estate and land use rights transferred					12,000,000	85.2
Assets not yet transferred					9,300,000	66.2
Remaining balance payable					4,100,000										¥ 29.2
Immaterial Asset Acquisitions [Member]
Commitment [Line Items]
Acquisition price					$ 1,600,000	¥ 11.0	$ 6,800,000	¥ 47.0	$ 7,500,000	¥ 52.0
Subsequent Event [Member]
Commitment [Line Items]
Remaining balance payable													$ 0.3	¥ 2.0
Forecast [Member]
Commitment [Line Items]
Remaining balance payable											$ 3,800,000	¥ 27.2
Longchang Management [Member]
Commitment [Line Items]
Surrendered of shares					133,125	133,125